INCOME TAXES (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Current expense		$ 3,647	$ 562
Deferred tax expense (recovery):		144	182
Income tax expense	$ 891	3,791	744
Income tax [Member]
Income Taxes [Line Items]
Current expense		3,647	135
Deferred tax expense (recovery):		$ 144	78
Withholding tax [Member]
Income Taxes [Line Items]
Current expense			427
Deferred tax expense (recovery):			$ 104